NOTES PAYABLE	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
NOTES PAYABLE
9	NOTES PAYABLE

Notes payable consisted of the following:

	Interest		December 31,	December 31,
Description	Rate	Maturity	2016	2015

YP Holdings LLC	12%	December 31, 2015	$151,353	$103,320
Strategic IR	10%	January 1, 2017 to March 19, 2017	146,575	-
Gibbs International Holdings	10%	February 19, 2017	50,986	-
Cobbolo Limited	10%	February 17, 2007 March 25, 2017	101,466	-
Joseph W and Patricia G Abrams	10%	February 13, 2017	25,534	-
Delinvest Commercial LTD	10%	March 1, 2017	50,836
Gaston Pereira	6%	March 15, 2017	-	-

Total notes payable			$526,750	$103,320

YP Holdings LLC

On September 21, 2015, Qpagos Corporation borrowed $100,000 from YP Holdings LLC, pursuant to an unsecured loan agreement. The unpaid balance and any accrued interest was due on December 31, 2015. The loan bears interest at a rate of 12%. The debt remains outstanding as of the date of this report and is expected to be settled within 12 months. Under the terms of loan agreement, a default interest rate of 0.1% per day is charged if the loan and interest payment deadlines are not met. The loan was not paid when due at December 31, 2015 and therefore default interest for 2016 amounted to $36,000 and is included in the loan balance.

Strategic IR

Between September 29, 2016 and December 27, 2016, the Company executed a unsecured promissory notes totaling $145,000 with an investor, bearing interest at 10% per annum maturing between January 1, 2017 and April 26, 2017.

Gibbs International Holdings

Effective October 20, 2016, the Company executed an unsecured promissory note for $50,000 with an investor, bearing interest at 10% per annum payable on February 19, 2017.

Cobbolo Limited

Between October 21, 2016 and November 25, 2016, the Company executed a unsecured promissory notes totaling $100,000 with an investor, bearing interest at 10% per annum maturing between February 17, 2017 and March 25, 2017.

Joseph W and Patricia G Abrams

Effective October 14, 2016, the Company executed an unsecured promissory note for $25,000 with an investor, bearing interest at 10% per annum payable on February 13, 2017.

Delinvest Commercial LTD

Effective October 31, 2016, the Company executed an unsecured promissory note for $50,000 with an investor, bearing interest at 10% per annum payable on March 1, 2017.

Gaston Pereira

On September 15, 2016, the Company executed a revolving line of credit note for $100,000 with our CEO pursuant to the terms of a Revolving Line of Credit Agreement. The note bears interest at 6% and is due and payable 6 months from the effective date. Provided the borrower is not in default, the borrower may extend and renew the note for an additional 6 month term. As of December 12, 2016, the outstanding balance under the revolving line of credit was $0.